Mutual Funds

Prospectus

November 30, 2009

as supplemented March 1, 2010

Nuveen Equity Funds

For investors seeking long-term capital appreciation.

Nuveen Symphony		Nuveen Symphony		Nuveen Symphony		Nuveen Symphony
Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Core Fund		Small-Mid Cap Core Fund

Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol
Class A	NCGAX	Class A	NSLAX	Class A	NCCAX	Class A	NSSAX
Class C	NCGCX	Class C	NSLCX	Class C	NCCCX	Class C	NSSCX
Class R3	NSGQX	Class R3	NLCVX	Class R3	NMCRX	Class R3	NSMFX
Class I	NSGIX	Class I	NSLIX	Class I	NCCIX	Class I	NSSIX
Nuveen Symphony		Nuveen Symphony
International Equity Fund		Optimized Alpha Fund

Class	Ticker Symbol	Class	Ticker Symbol
Class A	NSIAX	Class A	NOPAX
Class C	NSECX	Class C	NOPCX
Class I	NSIEX	Class I	NOPRX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Section 1    Fund Summaries

Nuveen Symphony Large-Cap Growth Fund

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	0.84%	0.99%	0.84%	0.83%
Total Annual Fund Operating Expenses	1.94%	2.84%	2.19%	1.68%
Fee Waivers and Expense Reimbursements[2]	(0.59%)	(0.74%)	(0.59%)	(0.58%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%	2.10%	1.60%	1.10%
1	The Annual Fund Operating Expenses were based upon the amounts for the fiscal year ended July 31, 2009.

2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2010 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% (1.35% after November 30, 2010) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$705	$213	$163	$112	$705	$213	$163	$112
3 Years	$1,028	$710	$557	$403	$1,028	$710	$557	$403
5 Years	$1,374	$1,233	$977	$715	$1,374	$1,233	$977	$715
10 Years	$2,346	$2,667	$2,149	$1,602	$2,346	$2,667	$2,149	$1,602

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the two months ended September 30, 2009, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Growth Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The fund uses four independent quantitative models to rank companies within the Russell 1000® Growth Index according to the fund’s sub-adviser’s assessment of their ability to generate excess share price appreciation. The fund’s sub-adviser then optimizes a portfolio of these companies based upon pre-determined risk parameters relative to the Russell 1000® Growth Index. A team of fundamental analysts analyzes company specific and macro issues that quantitative systems are not designed to detect and the portfolio manager adjusts the holdings based on the input from the analysts and reoptimizes the portfolio. This blended process seeks to deliver active return above that of the Russell 1000® Growth Index, through bottom-up security selection rather than top-down sector allocation.

Principal Risks

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 28.11%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 6.08% and -23.09%, respectively, for the quarters ended June 30, 2007 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 15, 2006)
Returns Before Taxes:
Class A	-40.92%	-19.18%
Class C	-37.79%	-17.43%
Class R3	-37.49%	-17.05%
Class I	-37.18%	-16.60%
Class A Returns After Taxes :
On Distributions	-40.92%	-19.25%
On Distributions and Sales of Shares	-26.60%	-16.04%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-38.44%	-17.14%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes or certain expenses)	-41.39%	-17.96%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Symphony Asset Management LLC (“Symphony”)

Portfolio Managers

David Wang and Rick Brandt serve as the portfolio managers of the fund.

Mr. Wang, Director of Equity Strategies at Symphony, has managed the fund since its inception. Mr. Brandt, Portfolio Manager at Symphony, has managed the fund since March 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Symphony Large-Cap Value Fund

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	11.04%	11.60%	31.94%	8.90%
Total Annual Fund Operating Expenses	12.09%	13.40%	33.24%	9.70%
Fee Waivers and Expense Reimbursements[2]	(10.79%)	(11.35%)	(31.69%)	(8.65%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.30%	2.05%	1.55%	1.05%
1	The Annual Fund Operating Expenses were based upon the amounts for the fiscal year ended July 31, 2009.

2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.05% (1.30% after January 31, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$700	$208	$158	$107	$700	$208	$158	$107
3 Years	$1,009	$690	$538	$383	$1,009	$690	$538	$383
5 Years	$1,345	$1,204	$948	$685	$1,345	$1,204	$948	$685
10 Years	$2,291	$2,613	$2,092	$1,542	$2,291	$2,613	$2,092	$1,542

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the two months ended September 30, 2009, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Value Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The fund uses four independent quantitative models to rank companies within the Russell 1000® Value Index according to the fund’s sub-adviser’s assessment of their ability to generate excess share price appreciation. The fund’s sub-adviser then optimizes a portfolio of these companies based upon pre-determined risk parameters relative to the Russell 1000® Value Index. A team of fundamental analysts analyzes company specific and macro issues that quantitative systems are not designed to detect and the portfolio manager adjusts the holdings based on the input from the analysts and reoptimizes the portfolio. This blended process seeks to deliver active return above that of the Russell 1000® Value Index, through bottom-up security selection rather than top-down sector allocation.

Principal Risks

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 13.43%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 5.22% and -21.40%, respectively, for the quarters ended June 30, 2007 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (May 31, 2006)
Returns Before Taxes:
Class A	-38.28%	-9.53%
Class C	-35.05%	-8.15%
Class R3	-34.73%	-7.69%
Class I	-34.37%	-7.21%
Class A Returns After Taxes :
On Distributions	-38.38%	-10.79%
On Distributions and Sales of Shares	-24.75%	-8.49%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-36.85%	-11.57%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes or certain expenses)	-37.07%	-10.76%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Symphony Asset Management LLC (“Symphony”)

Portfolio Managers

David Wang and Rick Brandt serve as the portfolio managers of the fund.

Mr. Wang, Director of Equity Strategies at Symphony, has managed the fund since its inception. Mr. Brandt, Portfolio Manager at Symphony, has managed the fund since March 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Symphony Mid-Cap Core Fund

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	8.05%	7.83%	21.92%	6.30%
Total Annual Fund Operating Expenses	9.20%	9.73%	23.32%	7.20%
Fee Waivers and Expense Reimbursements[2]	(7.80%)	(7.58%)	(21.67%)	(6.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.40%	2.15%	1.65%	1.15%
1	The Annual Fund Operating Expenses were based upon the amounts for the fiscal year ended July 31, 2009.

2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.15% (1.40% after January 31, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$709	$218	$168	$117	$709	$218	$168	$117
3 Years	$1,038	$721	$569	$414	$1,038	$721	$569	$414
5 Years	$1,394	$1,254	$999	$738	$1,394	$1,254	$999	$738
10 Years	$2,394	$2,714	$2,198	$1,654	$2,394	$2,714	$2,198	$1,654

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the two months ended September 30, 2009, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell Midcap® Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The fund uses four independent quantitative models to rank companies within the Russell Midcap® Index according to the fund’s sub-adviser’s assessment of their ability to generate excess share price appreciation. The fund’s sub-adviser then optimizes a portfolio of these companies based upon pre-determined risk parameters relative to the Russell Midcap® Index. A team of fundamental analysts analyzes company specific and macro issues that quantitative systems are not designed to detect and the portfolio manager adjusts the holdings based on the input from the analysts and reoptimizes the portfolio. This blended process seeks to deliver active return above that of the Russell Midcap® Index, through bottom-up security selection rather than top-down sector allocation.

Principal Risks

Market Risk/Medium-Sized Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 27.98%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 7.56% and -25.85%, respectively, for the quarters ended June 30, 2008 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (May 31, 2006)
Returns Before Taxes:
Class A	-41.16%	-13.84%
Class C	-38.00%	-12.49%
Class R3	-37.76%	-12.10%
Class I	-37.42%	-11.62%
Class A Returns After Taxes :
On Distributions	-41.16%	-14.51%
On Distributions and Sales of Shares	-26.75%	-11.76%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	-41.46%	-13.85%
Lipper Mid-Cap Core Funds Index (reflects no deduction for taxes or certain expenses)	-38.53%	-12.48%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Symphony Asset Management LLC (“Symphony”)

Portfolio Managers

David Wang and Rick Brandt serve as the portfolio managers of the fund.

Mr. Wang, Director of Equity Strategies at Symphony, has managed the fund since its inception. Mr. Brandt, Portfolio Manager at Symphony, has managed the fund since March 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Symphony Small-Mid Cap Core Fund

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.50%	—
Other Expenses	9.40%	8.97%	23.99%	7.22%
Total Annual Fund Operating Expenses	10.65%	10.97%	25.49%	8.22%
Fee Waivers and Expense Reimbursements[2]	(9.15%)	(8.72%)	(23.74%)	(6.97%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.50%	2.25%	1.75%	1.25%
1	The Annual Fund Operating Expenses were based upon the amounts for the fiscal year ended July 31, 2009.

2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.50% after January 31, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$719	$228	$178	$127	$719	$228	$178	$127
3 Years	$1,068	$751	$599	$445	$1,068	$751	$599	$445
5 Years	$1,444	$1,304	$1,051	$791	$1,444	$1,304	$1,051	$791
10 Years	$2,496	$2,814	$2,304	$1,765	$2,496	$2,814	$2,304	$1,765

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the two months ended September 30, 2009, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 2500® Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The fund uses four independent quantitative models to rank companies within the Russell 2500® Index according to the fund’s sub-adviser’s assessment of their ability to generate excess share price appreciation. The fund’s sub-adviser then optimizes a portfolio of these companies based upon pre-determined risk parameters relative to the Russell 2500® Index. A team of fundamental analysts analyzes company specific and macro issues that quantitative systems are not designed to detect and the portfolio manager adjusts the holdings based on the input from the analysts and reoptimizes the portfolio. This blended process seeks to deliver active return above that of the Russell 2500® Index, through bottom-up security selection rather than top-down sector allocation.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 22.98%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 8.36% and -26.75%, respectively, for the quarters ended June 30, 2008 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (May 31, 2006)
Returns Before Taxes:
Class A	-41.53%	-16.23%
Class C	-38.46%	-14.94%
Class R3	-38.14%	-14.52%
Class I	-37.81%	-14.06%
Class A Returns After Taxes :
On Distributions	-41.60%	-16.56%
On Distributions and Sales of Shares	-26.91%	-13.35%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	-36.79%	-12.87%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes or certain expenses)	-35.59%	-13.02%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Symphony Asset Management LLC (“Symphony”)

Portfolio Managers

David Wang and Rick Brandt serve as the portfolio managers of the fund.

Mr. Wang, Director of Equity Strategies at Symphony, has managed the fund since its inception. Mr. Brandt, Portfolio Manager at Symphony, has managed the fund since March 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Symphony International Equity Fund

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None
Redemption Fee	2%	2%	2%
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.88%	0.88%	0.88%
Distribution and Service (12b-1) Fees	0.25%	1.00%	—
Other Expenses	7.29%	11.86%	12.57%
Total Annual Fund Operating Expenses	8.42%	13.74%	13.45%
Fee Waivers and Expense Reimbursements[2]	(7.04%)	(11.61%)	(12.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.38%	2.13%	1.13%
1	The Annual Fund Operating Expenses were based upon the amounts for the fiscal year ended July 31, 2009.

2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.13% (1.38% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$707	$216	$115	$707	$216	$115
3 Years	$1,012	$693	$386	$1,012	$693	$386
5 Years	$1,365	$1,224	$706	$1,365	$1,224	$706
10 Years	$2,356	$2,677	$1,613	$2,356	$2,677	$1,613

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the two months ended September 30, 2009, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in non-U.S. equity securities. The fund primarily invests in developed countries, but it may invest up to 15% of its net assets in equity securities of companies located in emerging market countries.

The fund uses four independent quantitative models to score companies within the fund’s investable universe according to the fund’s sub-adviser’s assessment of their ability to generate excess share price appreciation. The fund’s sub-adviser then optimizes a portfolio of these companies based upon pre-determined risk parameters relative to the MSCI EAFE Index. Fundamental analysts analyze company specific and macro issues that quantitative systems may not detect and the portfolio manager adjusts the holdings based on the input from the analysts and reoptimizes the portfolio. This blended process seeks to deliver active return above that of the MSCI EAFE Index, through bottom-up security selection rather than top-down sector or country allocation.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk/Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Symphony Asset Management LLC (“Symphony”)

Portfolio Manager

Eric C. Olson, CFA, Director of International Equity Strategies at Symphony, has managed the fund since its inception.

Section 1    Fund Summaries

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Nuveen Symphony Optimized Alpha Fund

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation with lower absolute volatility than the broad equity market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 31 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-44 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	—
Other Expenses	6.12%	6.35%	6.19%
Total Annual Fund Operating Expenses	7.32%	8.30%	7.14%
Fee Waivers and Expense Reimbursements[2]	(5.87%)	(6.10%)	(5.94%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.45%	2.20%	1.20%
1	The Annual Fund Operating Expenses were based upon the amounts for the fiscal year ended July 31, 2009.

2	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2010 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% (1.45% after November 30, 2010) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$714	$223	$122	$714	$223	$122
3 Years	$1,057	$740	$434	$1,057	$740	$434
5 Years	$1,423	$1,283	$768	$1,423	$1,283	$768
10 Years	$2,449	$2,767	$1,714	$2,449	$2,767	$1,714

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the two months ended September 30, 2009, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with varying market capitalizations.

The fund seeks to produce long-term returns superior to the market with reduced absolute risk. By selecting stocks with low correlation and utilizing risk controls, Symphony believes it can reduce absolute risk while preserving the fund’s potential to generate returns in excess of the market over the long term.

The fund is constructed from the sub-adviser’s best U.S. equity ideas in a way that seeks to provide the highest projected return per unit of absolute risk, as opposed to risk relative to a benchmark. This objective is pursued by selecting attractive, low correlated securities that when combined seek to reduce risk in the portfolio. The construction process seeks to reduce absolute risk by combining stocks with certain characteristics such as low correlation while utilizing risk controls such as industry weight.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 16.40%.

During the one-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 1.96% and -20.65%, respectively, for the quarters ended June 30, 2008 and December 31, 2008.

Section 1    Fund Summaries

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (September 28, 2007)
Returns Before Taxes:
Class A	-36.44%	-31.32%
Class C	-33.06%	-28.56%
Class I	-32.36%	-27.83%
Class A Returns After Taxes :
On Distributions	-36.48%	-31.35%
On Distributions and Sales of Shares	-23.64%	-26.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-37.00%	-39.10%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes or certain expenses)	-41.39%	-41.22%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Symphony Asset Management LLC (“Symphony”)

Portfolio Managers

David Wang and Rick Brandt serve as the portfolio managers of the fund.

Mr. Wang, Director of Equity Strategies at Symphony, has managed the fund since its inception. Mr. Brandt, Portfolio Manager at Symphony, has managed the fund since March 2010.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. NAM has adopted policies and procedures that address arrangements involving NAM and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

Each fund is dependent upon services and resources provided by its investment adviser, NAM, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments significantly increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2013. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

NAM has selected Symphony Asset Management LLC (“Symphony”), 555 California Street, Suite 2975, San Francisco, CA 94104, an affiliate of NAM, as sub-adviser to the funds. Symphony manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM. Symphony specializes in the management of market neutral equity and debt strategies and senior loan and other debt portfolios.

•

David Wang, Director of Equity Strategies and a founding member of Symphony, serves as the portfolio manager of the Nuveen Symphony Large-Cap Growth Fund (“Large-Cap Growth Fund”), Nuveen Symphony Large-Cap Value Fund (“Large-Cap Value Fund”), Nuveen Symphony

Section 2    How We Manage Your Money

Mid-Cap Core Fund (“Mid-Cap Core Fund”), Nuveen Symphony Small-Mid Cap Core Fund (“Small-Mid Cap Core Fund”) and Nuveen Symphony Optimized Alpha Fund (“Optimized Alpha Fund”). Mr. Wang is responsible for leading the firm’s equity portfolio management team and oversees its equity trading and research activities. Mr. Wang joined Symphony in 1994 from BARRA, Inc., where he was a member of the Active Strategies Group. At BARRA, he was responsible for investment strategy research and portfolio management of several domestic and global equity funds.

•

Rick Brandt, Portfolio Manager at Symphony, serves as the portfolio manager of the Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Core Fund, Small-Mid Cap Core Fund and Optimized Alpha Fund. Mr. Brandt is a member of Symphony’s equity team and his responsibilities include research for Symphony’s equity strategies, focusing on the technology sector. Prior to joining Symphony in 2007, Mr. Brandt worked for two years at a technology-focused hedge fund.

•

Eric C. Olson, CFA, is the Director of Symphony’s International Equity Strategies and the portfolio manager of the Nuveen Symphony International Equity Fund (“International Equity Fund”). Mr. Olson is responsible for coordinating portfolio management, trading and research for Symphony’s international strategies. Mr. Olson is lead portfolio manager of the Symphony international long-only strategies. When Mr. Olson joined Symphony in 1998, he was responsible for research and development of domestic and international quantitative strategies. Prior to joining Symphony, Mr. Olson was at Barclays Global Investors working on domestic and international quantitative active strategies.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is provided in the statement of additional information.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

How Symphony Has Performed

The tables and charts below illustrate the historical performance of Symphony’s International Composite, which consists of Symphony’s separately managed accounts that have essentially the same investment objective and policies as the International Equity Fund, and Symphony’s Optimized Alpha Composite, which consists of one separately managed account that has essentially the same investment objective and policies as the Optimized Alpha Fund. The separately managed accounts that comprise the composites are not subject to all of the same investment restrictions, investment inflows and outflows, and distribution requirements as the funds, which may affect fund performance. These separately managed accounts are also not subject to the diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance.

Of course, past performance is no indication of future results, and the tables and charts presented here represent the performance of separately managed accounts and not the performance of the International Equity Fund and the Optimized Alpha Fund. Please see www.nuveen.com for the funds’ most recent performance information.

Section 2    How We Manage Your Money

Symphony International Composite

Growth of a $10,000 Investment 3/05–12/08

Comparative Returns

	Average Annual Total Returns (as of 12/31/08)
	1 Year	3 Years	Since Inception (3/31/05)
Symphony International Composite (NAV)	-41.54%	-5.68%	-1.03%
Symphony International Composite (Offer)	-44.90%	-7.52%	-2.58%
MSCI EAFE Index	-43.39%	-7.35%	-2.64%
Lipper International Large-Cap Value Funds Category	-43.73%	-7.79%	-3.10%

As of December 31, 2008, the Symphony International Composite consisted of 119 accounts totaling approximately $12.7 million in assets. Performance represents the composite’s returns less the International Equity Fund’s Class A maximum operating expenses of 1.63%. Performance on Offer Price also assumes deduction of the maximum Class A sales charge of 5.75%. These returns would be different for Class C and Class I shares because of their different sales charges and operating expenses. You cannot invest directly in an index.

Symphony Optimized Alpha Composite

Growth of a $10,000 Investment 9/05–12/08

Section 2    How We Manage Your Money

Comparative Returns

	Average Annual Total Returns (as of 12/31/08)
	1 Year	3 Years	Since Inception (9/30/05)
Symphony Optimized Alpha Composite (NAV)	-32.92%	-6.77%	-5.71%
Symphony Optimized Alpha Composite (Offer)	-36.77%	-8.59%	-7.41%
S&P 500 Index	-37.00%	-8.36%	-7.15%
Lipper Large-Cap Growth Funds Index	-41.39%	-10.97%	-9.18%

Less Volatility Than The Benchmarks
	Annualized Standard Deviation** (as of 12/31/08)
	1 Year	3 Years	Since Inception (09/30/05)
Symphony Optimized Alpha Composite (NAV)	18.53%	13.38%	13.01%
S&P 500 Index	21.02%	15.29%	14.89%
Lipper Large-Cap Growth Funds Index	24.64%	17.73%	17.28%

**	Standard deviation represents the variability of returns (risk) throughout the applicable measurement period.

As of December 31, 2008, the Symphony Optimized Alpha Composite consisted of one account totaling approximately $705,629 in assets. Performance represents the Composite’s returns less the Optimized Alpha Fund’s Class A maximum operating expenses of 1.70%. Performance on Offer Price also assumes deduction of the maximum Class A sales charge of 5.75%. These returns would be different for Class C and Class I shares because of their different sales charges and operating expenses. You cannot invest directly in an index.

As shown in the volatility table, the composite’s performance has resulted in lower volatility (e.g., lower absolute risk) than its benchmarks over the indicated time periods. Past volatility is no indication of future results, and the table represents the volatility of the composite and not the Optimized Alpha Fund.

Management Fee

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Core Fund	Small-Mid Cap Core Fund	International Equity Fund	Optimized Alpha Fund
For the first $125 million	0.6500%	0.6000%	0.7000%	0.8000%	0.6800%	0.7500%
For the next $125 million	0.6375%	0.5875%	0.6875%	0.7875%	0.6625%	0.7375%
For the next $250 million	0.6250%	0.5750%	0.6750%	0.7750%	0.6550%	0.7250%
For the next $500 million	0.6125%	0.5625%	0.6625%	0.7625%	0.6425%	0.7125%
For the next $1 billion	0.6000%	0.5500%	0.6500%	0.7500%	0.6300%	0.7000%
For net assets over $2 billion	0.5750%	0.5250%	0.6250%	0.7250%	0.6150%	0.6750%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s net assets, based upon complex-level assets

Section 2    How We Manage Your Money

of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of September 30, 2009, the effective complex-level fee for each fund was 0.1901% of fund net assets.

For the two most recent fiscal periods, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average net assets:

	Fiscal Year Ended July 31, 2009	Two Months Ended September 30, 2009
Large-Cap Growth Fund	0.26%	—%
Large-Cap Value Fund	—	—
Mid-Cap Core Fund	—	—
Small-Mid Cap Core Fund	—	—
International Equity Fund	—	—
Optimized Alpha Fund	—	—

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Large-Cap Value Fund, Mid-Cap Core Fund and Small-Mid Cap Core Fund do not exceed 1.05%, 1.15%, 1.25%, respectively, through January 31, 2011, and 1.30%, 1.40% and 1.50%, respectively, thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring January 31, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Large-Cap Growth Fund and Optimized Alpha Fund do not exceed 1.10% and 1.20%, respectively, through November 30, 2010, and 1.35% and 1.45%, respectively, thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring November 30, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the International Equity Fund do not exceed 1.13% through November 30, 2011, and 1.38% thereafter, of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ annual report for the fiscal year ended July 31, 2009.

Section 2    How We Manage Your Money

The investment objective of each fund (other than the Optimized Alpha Fund) is to seek long-term capital appreciation. The investment objective of the Optimized Alpha Fund is to seek long-term capital appreciation with lower absolute volatility than the broad equity market. Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

Equity Securities

Under normal market conditions, each fund primarily invests in equity securities. Equity securities include common stocks; preferred securities; warrants to purchase common stocks or preferred securities; securities convertible into common stocks or preferred securities; and other securities with equity characteristics.

Non-U.S. Investments

Under normal market conditions, the International Equity Fund primarily invests in a variety of equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The International Equity Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States. The International Equity Fund invests in non-U.S. equity securities, including direct investment in securities of non-U.S. companies traded overseas as well as American Depositary Receipts (“ADRs”) and other types of depositary receipts.

Cash Equivalents and Short-Term Investments

Normally, the funds invest substantially all of their assets to meet their investment objectives. The funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents or they may hold cash. The percentage of each fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the funds may depart from their principal investment strategies and invest part or all of their assets in these securities or they may hold cash. During such periods, the funds may not be able to achieve their investment objectives. The funds may adopt a defensive strategy when Symphony believes securities in which the funds normally invest have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the statement of additional information.

Other Investment Companies

The funds may invest up to 10% of their net assets in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the funds may invest directly. In addition, the funds may invest a portion of their assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the funds may invest directly. The funds may invest in the securities of ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their

Section 2    How We Manage Your Money

sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of securities generally designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value.

As a shareholder in an investment company, the funds will bear their ratable share of that investment company’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the funds invest in other investment companies. In addition, the funds will incur brokerage costs when purchasing and selling shares of ETFs. Securities of other investment companies may be leveraged and will therefore be subject to leverage risks. If the funds invest in securities of leveraged investment companies, the net asset value and market value of such securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield of securities of unleveraged investment companies.

Derivatives

The funds may use futures, interest rate swaps, total return swaps, non-U.S. currency swaps, credit default swaps, options and other derivative instruments to seek to enhance return, to hedge some of the risks of their investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which they invest), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

When-Issued or Delayed-Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline to a level below its purchase price before the settlement date.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ statement of additional information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Our Products—Mutual Funds” section on the home page and following the applicable link for your fund in the “Search Mutual Fund Family” section. By following these links, you can obtain a list of your fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Fundamental to Symphony’s investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are

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disciplined, constrained, and unaffected by emotion, whereas qualitative methods exploit the intuition, experience, and insights of skilled analysts and portfolio managers. Symphony aims to maximize the potential value of both approaches by applying them at appropriate stages of the investment process.

For each of the funds except the Optimized Alpha Fund, the goal of Symphony’s unique process is to construct well-diversified portfolios that generate returns in excess of the fund’s applicable index without exposing investors to undue risk. By applying specific risk parameters that manage the variance of each fund relative to its given benchmark, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving a fund’s potential to generate returns in excess of its benchmark.

For the Optimized Alpha Fund, Symphony’s process is designed to construct a well-diversified portfolio that generates long-term returns superior to the market with reduced absolute risk (rather than risk relative to a benchmark). By selecting stocks with low correlation (meaning they have not historically performed in the same way) and utilizing risk controls such as industry weight, Symphony believes it can reduce absolute risk (e.g., standard deviation or variability of returns) while preserving the fund’s potential to generate returns similar to the market over the long term.

Quantitative analysis serves as a starting point in the investment process by narrowing a strategy’s investable universe to securities Symphony believes are most attractive based on the factors that Symphony has identified and researched over the past 10 years. Once a company has been identified as attractive by its quantitative models, Symphony conducts qualitative analysis on that company. Symphony’s team of fundamental analysts considers each company from a broad perspective, incorporating elements that cannot be captured by financial ratios and other statistics. The qualitative analysis looks at many factors relevant to the attractiveness of investing in each company, some of which may be industry-specific. The overall process helps Symphony select stocks for the portfolios that are attractive across multiple, uncorrelated dimensions.

Symphony then re-applies its proprietary portfolio construction analytics and risk controls to the edited list of securities identified by its quantitative and qualitative analysis. For each of the funds except the Optimized Alpha Fund, the goal of the quantitatively-driven portfolio construction process is to build a well-diversified portfolio that reflects the given benchmark in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark. For the Optimized Alpha Fund, the goal of the portfolio construction process is to build a well-diversified portfolio comprised of an efficiently weighted group of securities that seeks to produce the highest projected return per unit of absolute risk.

A security will typically be sold when its risk/return profile becomes unattractive compared with other securities in the investment universe. Changes in a security’s risk/return profile may be identified by Symphony’s quantitative models and/or qualitative analysis.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the

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following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

Market risk: The market values of securities owned by the funds may decline, at times sharply and unpredictably. Market values of securities are affected by a number of different factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

For the Optimized Alpha Fund, Symphony seeks to create a portfolio of securities with low or even negative correlations of returns. Correlation of returns is a measure of the extent to which securities’ historical price movements tend to coincide with each other (positive correlation) or move in opposite directions (negative correlation). Symphony believes that a portfolio comprised of securities with low or negative correlations of returns will produce less overall risk than a portfolio comprised of highly correlated securities, without necessarily reducing returns. However, historical return correlations may not persist into the future, and so the potential risk-reducing effect of combining low correlated securities may not materialize. Furthermore, in troubled markets, correlations of returns of different kinds of securities, even those that had been uncorrelated in normal markets, may become highly correlated, which means that the potential risk-reducing effect of combining low correlated securities may be absent at precisely the time when such risk reduction is most needed.

Style-specific risk: Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The Large-Cap Value Fund emphasizes a value style of investing and therefore seeks undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. The Large-Cap Growth Fund emphasizes a growth style of investing and therefore seeks companies experiencing high rates of current growth; such companies may be more volatile than other types of investments.

Smaller company risk: The Mid-Cap Core Fund, Small- Mid Cap Core Fund, International Equity Fund and Optimized Alpha Fund invest in smaller companies. Companies with lower market capitalizations may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on smaller management groups than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that a fund would like, and so a fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Non-U.S. investment risk: With respect to the International Equity Fund, there are special risks associated with investing primarily in non-U.S. equity securities:

Securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may present risks beyond those of companies that operate exclusively in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher

Section 2    How We Manage Your Money

taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

Emerging market risk. The International Equity Fund may invest in companies located in emerging market countries. Emerging market countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging market countries.

Currency risk. Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect the International Equity Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the International Equity Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency.

Correlation risk. The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. stocks. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance a fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the funds. In addition, when the funds invest in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, they are effectively leveraging their investments, which could result in exaggerated changes in the net asset value of the funds’ shares and can result in losses that exceed the amount originally invested. The success of Symphony’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic

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developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Symphony is not required to utilize derivatives to reduce risks.

Small fund risk: The funds currently have less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the funds’ market exposure for limited periods of time, causing the funds’ performance to vary from that of the funds’ model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The funds do not generally limit large inflows and outflows, but they have policies in place which seek to reduce the impact of these flows where Nuveen has prior knowledge of them.

Section 2    How We Manage Your Money

Section 3    How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Section 3    How You Can Buy and Sell Shares

Class R3 Shares

The Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Core Fund and Small-Mid Cap Core Fund offer Class R3 shares. You can purchase Class R3 shares at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of your fund’s average daily net assets. Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize Class R3 shares in certain investment products or programs. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans. See the statement of additional information for more information.

The expense and performance information for Class R3 shares for periods prior to when Class R3 shares were offered by a fund provided in Section 1 of the prospectus are estimated based on the actual expenses and performance of the fund’s other share classes.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the statement of additional information for more information about Class A, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

Section 3    How You Can Buy and Sell Shares

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Certain employees and affiliates of Nuveen. Purchases by officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the statement of additional information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the

Section 3    How You Can Buy and Sell Shares

close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

•

By mail. You may open an account directly with a fund and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

•

On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

•

By telephone. Existing shareholders with direct accounts may also process account transactions via the funds’ automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

Investment Minimums

The minimum initial purchase or exchange into the funds is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250

Section 3    How You Can Buy and Sell Shares

for accounts opened through fee-based programs; and $50 through monthly systematic investment plan accounts). Subsequent investments must be in amounts of $50 or more. There are no minimums for purchases or exchanges into the funds through employer-sponsored retirement plans. The funds reserve the right to reject purchase or exchange orders and to waive or increase the minimum investment requirements.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From your bank account. You can make systematic investments of $50 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.

•

From your paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

•

Systematic exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

Section 3    How You Can Buy and Sell Shares

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, your fund will refund your CDSC and reinstate your holding period for purposes of calculating the CDSC. You may use this reinstatement privilege only once for any redemption.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Funds

•

By mail. You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

Section 3    How You Can Buy and Sell Shares

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

•

By telephone. If your account is held with the fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Section 3    How You Can Buy and Sell Shares

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

International Equity Fund Redemption Fee Policy

The International Equity Fund charges a 2% redemption fee on the proceeds of fund shares redeemed or exchanged within 30 days of acquisition. Investors making purchases into the fund through a systematic investment plan will need to discontinue that plan at least 30 days before redeeming in full in order to avoid the redemption fee on recently purchased shares. The redemption fee is intended to offset the trading costs and fund operating expenses associated with frequent trading.

The fund may waive the redemption fee on share redemptions or exchanges by shareholders investing through qualified retirement plans such as 401(k) plans only if the plan sponsor or administrator certifies that the plan does not have the operational capability to assess the fee. The fund also may waive the redemption fee on redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) in instances where the fund reasonably believes either that the intermediary has internal policies and procedures in place to effectively discourage inappropriate trading activity or that the redemptions were effected for reasons other than the desire to profit from short-term trading in fund shares.

The fund may waive the redemption fee in other specified circumstances reasonably determined by the fund not to relate to inappropriate trading activity, and reserves the right to modify or eliminate redemption fee waivers at any time. For additional information, see “General Information—Frequent Trading” in this prospectus, and “Purchase and Redemption of Fund Shares—Frequent Trading Policy” and “Purchase and Redemption of Fund Shares—Redemption Fee Policy” in the Statement of Additional Information.

Section 3    How You Can Buy and Sell Shares

Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the International Equity Fund receives from its non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

Section 4    General Information

Please consult the statement of additional information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Nuveen receives the distribution fee for Class C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these

40

Section 4    General Information

payments are provided. For 2008, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of

Section 4    General Information

41

fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the statement of additional information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their

42

Section 4    General Information

customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

43

Section 5    Financial Highlights

The financial highlights table is intended to help you understand each fund’s financial performance for the life of the fund. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal period, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Symphony Large-Cap Growth Fund

Class (Inception Date)		Investment Operations			Less Distributions						Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Investment Gain (Loss)	Total	Net Investment Income	Capital Gains	Tax Return of Capital	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/06)
Year Ended 9/30:
2009(f)	$16.43	$.01	$1.06	$1.07	$—	$—	$—	$—	$17.50	6.51%	$236	1.35	%*	.25	%*	10%
Year Ended 7/31:
2009	20.57	.01	(4.15)	(4.14)	—	—	—	—	16.43	(20.13)	215	1.35		.06		109
2008	20.78	(.07)	(.04)	(.11)	—	(.04)	(.06)	(.10)	20.57	(.55)	257	1.33		(.35)		110
2007(d)	20.00	(.05)	.83	.78	—	—	—	—	20.78	3.90	260	1.34	*	(.51	)*	72

Class C (12/06)
Year Ended 9/30:
2009(f)	16.11	(.01)	1.05	1.04	—	—	—	—	17.15	6.46	661	2.09	*	(.50	)*	10
Year Ended 7/31:
2009	20.32	(.11)	(4.10)	(4.21)	—	—	—	—	16.11	(20.72)	621	2.10		(.75)		109
2008	20.68	(.22)	(.04)	(.26)	—	(.04)	(.06)	(.10)	20.32	(1.28)	254	2.09		(1.11)		110
2007(d)	20.00	(.15)	.83	.68	—	—	—	—	20.68	3.40	258	2.10	*	(1.27	)*	72

Class R3 (9/09)
Year Ended 9/30:
2009(g)	17.69	— **	(.08)	(.08)	—	—	—	—	17.61	(.45)	50	1.59	*	(1.59	)*	10

Class I (12/06)(e)
Year Ended 9/30:
2009(f)	16.53	.01	1.08	1.09	—	—	—	—	17.62	6.59	5,831	1.09	*	.51	*	10
Year Ended 7/31:
2009	20.63	.05	(4.15)	(4.10)	—	—	—	—	16.53	(19.91)	5,709	1.10		.31		109
2008	20.81	(.04)	(.02)	(.06)	(.02)	(.04)	(.06)	(.12)	20.63	(.28)	3,011	1.09		(.25)		110
2007(d)	20.00	(.02)	.83	.81	—	—	—	—	20.81	4.05	260	1.08	*	(.26	)*	72

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 15, 2006 (commencement of operations) through July 31, 2007.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

(f)	For the two months ended September 30, 2009.

(g)	For the period September 29, 2009 (commencement of operations) through September 30, 2009.

44

Section 5    Financial Highlights

Nuveen Symphony Large-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (5/06)
Year Ended 9/30:
2009(g)	$15.22	$.04	$1.29	$1.33	$—	$—	$—	$16.55	8.74%	$263	1.30	%*	1.42	%*	17%
Year Ended 7/31:
2009	20.71	.20	(5.53)	(5.33)	(.14)	(.02)	(.16)	15.22	(25.76)	242	1.30		1.36		130
2008	22.58	.14	(.14)	—	(.07)	(1.80)	(1.87)	20.71	(.36)	259	1.28		.55		98
2007	20.80	.17	2.12	2.29	(.12)	(.39)	(.51)	22.58	11.01	282	1.28		.64		133
2006(d)	20.00	.02	.78	.80	—	—	—	20.80	4.00	260	1.29	*	.39	*	10

Class C (5/06)
Year Ended 9/30:
2009(g)	15.10	.02	1.28	1.30	—	—	—	16.40	8.61	325	2.05	*	.68	*	17
Year Ended 7/31:
2009	20.51	.09	(5.48)	(5.39)	—	(.02)	(.02)	15.10	(26.28)	295	2.05		.57		130
2008	22.47	(.03)	(.13)	(.16)	—	(1.80)	(1.80)	20.51	(1.12)	256	2.04		(.20)		98
2007	20.78	— **	2.10	2.10	(.02)	(.39)	(.41)	22.47	10.12	281	2.04		(.11)		133
2006(d)	20.00	(.01)	.79	.78	—	—	—	20.78	3.90	260	2.04	*	(.36	)*	10

Class R3 (5/09)
Year Ended 9/30:
2009(g)	15.22	.03	1.29	1.32	—	—	—	16.54	8.67	176	1.54	*	1.17	*	17
Year Ended 7/31:
2009(e)	14.09	.02	1.11	1.13	—	—	—	15.22	8.02	162	1.55	*	.60	*	130

Class I (5/06)(f)
Year Ended 9/30:
2009(g)	15.23	.04	1.30	1.34	—	—	—	16.57	8.80	282	1.04	*	1.68	*	17
Year Ended 7/31:
2009	20.75	.25	(5.57)	(5.32)	(.18)	(.02)	(.20)	15.23	(25.57)	253	1.05		1.61		130
2008	22.61	.17	(.10)	.07	(.13)	(1.80)	(1.93)	20.75	(.11)	516	1.04		.80		98
2007	20.81	.22	2.12	2.34	(.15)	(.39)	(.54)	22.61	11.26	283	1.03		.89		133
2006(d)	20.00	.02	.79	.81	—	—	—	20.81	4.05	260	1.04	*	.64	*	10

*	Annualized.

**	Rounds to less than $.01 per share.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.

(e)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

(g)	For the two months ended September 30, 2009.

Section 5    Financial Highlights

45

Nuveen Symphony Mid-Cap Core Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (5/06)
Year Ended 9/30:
2009(g)	$15.87	$.01	$1.41	$1.42	$—	$—	$—	$17.29	8.95%	$233	1.40	%*	.54	%*	17%
Year Ended 7/31:
2009	20.84	.02	(4.99)	(4.97)	—	—	—	15.87	(23.85)	214	1.40		.08		118
2008	22.44	(.08)	(.11)	(.19)	—	(1.41)	(1.41)	20.84	(.95)	261	1.38		(.44)		99
2007	20.09	(.04)	2.43	2.39	(.01)	(.03)	(.04)	22.44	11.90	280	1.38		(.27)		139
2006(d)	20.00	—	.09	.09	—	—	—	20.09	.45	251	1.39	*	(.01	)*	21

Class C (5/06)
Year Ended 9/30:
2009(g)	15.49	(.01)	1.37	1.36	—	—	—	16.85	8.78	211	2.14	*	(.21	)*	17
Year Ended 7/31:
2009	20.50	(.09)	(4.92)	(5.01)	—	—	—	15.49	(24.44)	194	2.15		(.66)		118
2008	22.25	(.24)	(.10)	(.34)	—	(1.41)	(1.41)	20.50	(1.66)	256	2.14		(1.20)		99
2007	20.07	(.21)	2.42	2.21	—	(.03)	(.03)	22.25	11.03	278	2.14		(1.02)		139
2006(d)	20.00	(.02)	.09	.07	—	—	—	20.07	.35	251	2.14	*	(.75	)*	21

Class R3 (5/09)
Year Ended 9/30:
2009(g)	15.95	.01	1.41	1.42	—	—	—	17.37	8.83	177	1.64	*	.29	*	17
Year Ended 7/31:
2009(e)	14.73	(.02)	1.24	1.22	—	—	—	15.95	8.35	162	1.65	*	(.69	)*	118

Class I (5/06)(f)
Year Ended 9/30:
2009(g)	15.98	.02	1.41	1.43	—	—	—	17.41	8.95	262	1.14	*	.79	*	17
Year Ended 7/31:
2009	20.93	.06	(5.01)	(4.95)	—	—	—	15.98	(23.65)	233	1.15		.40		118
2008	22.47	(.02)	(.11)	(.13)	—	(1.41)	(1.41)	20.93	(.68)	518	1.14		(.19)		99
2007	20.10	.01	2.43	2.44	(.04)	(.03)	(.07)	22.47	12.15	281	1.13		(.02)		139
2006(d)	20.00	.01	.09	.10	—	—	—	20.10	.50	251	1.14	*	.25	*	21

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.

(e)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

(g)	For the two months ended September 30, 2009.

46

Section 5    Financial Highlights

Nuveen Symphony Small-Mid Cap Core Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (5/06)
Year Ended 9/30:
2009(g)	$14.34	$— **	$1.07	$1.07	$—	$—	$—	$15.41	7.46%	$219	1.49	%*	.03%*	15%
Year Ended 7/31:
2009	19.76	(.04)	(5.29)	(5.33)	—	(.09)	(.09)	14.34	(26.89)	204	1.50		(.34)	83
2008	21.95	(.15)	(.82)	(.97)	—	(1.22)	(1.22)	19.76	(4.39)	247	1.49		(.85)	155
2007	19.37	(.04)	2.64	2.60	(.02)	—	(.02)	21.95	13.45	274	1.48		(.31)	132
2006(d)	20.00	.01	(.64)	(.63)	—	—	—	19.37	(3.15)	242	1.49	*	.26 *	13

Class C (5/06)
Year Ended 9/30:
2009(g)	14.01	(.02)	1.04	1.02	—	—	—	15.03	7.28	188	2.24	*	(.72 )*	15
Year Ended 7/31:
2009	19.45	(.14)	(5.21)	(5.35)	—	(.09)	(.09)	14.01	(27.43)	175	2.25		(1.09)	83
2008	21.78	(.30)	(.81)	(1.11)	—	(1.22)	(1.22)	19.45	(5.10)	243	2.24		(1.60)	155
2007	19.34	(.21)	2.65	2.44	—	—	—	21.78	12.62	272	2.24		(1.06)	132
2006(d)	20.00	(.01)	(.65)	(.66)	—	—	—	19.34	(3.30)	242	2.24	*	(.49 )*	13

Class R3 (5/09)
Year Ended 9/30:
2009(g)	14.42	(.01)	1.08	1.07	—	—	—	15.49	7.42	172	1.75	*	(.22 )*	15
Year Ended 7/31:
2009(e)	13.52	(.03)	.93	.90	—	—	—	14.42	6.66	160	1.75	*	(.79 )*	83

Class I (5/06)(f)
Year Ended 9/30:
2009(g)	14.44	.01	1.07	1.08	—	—	—	15.52	7.48	213	1.25	*	.28 *	15
Year Ended 7/31:
2009	19.85	— **	(5.32)	(5.32)	—	(.09)	(.09)	14.44	(26.68)	198	1.25		(.07)	83
2008	21.98	(.09)	(.82)	(.91)	—	(1.22)	(1.22)	19.85	(4.15)	492	1.24		(.60)	155
2007	19.38	.01	2.64	2.65	(.05)	—	(.05)	21.98	13.70	275	1.23		(.05)	132
2006(d)	20.00	.02	(.64)	(.62)	—	—	—	19.38	(3.10)	242	1.24	*	.51 *	13

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period May 31, 2006 (commencement of operations) through July 31, 2006.

(e)	For the period May 5, 2009 (commencement of operations) through July 31, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

(g)	For the two months ended September 30, 2009.

Section 5    Financial Highlights

47

Nuveen Symphony International Equity Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (5/08)
Year Ended 9/30:
2009(e)	$12.81	$.01	$1.16	$1.17	$—	$—	$—	$13.98	9.13%	$175	1.37	%*	.45	%*	2%
Year Ended 7/31:
2009	17.52	.24	(4.93)	(4.69)	(.02)	—	(.02)	12.81	(26.76)	160	1.38		2.17		117
2008(d)	20.00	— **	(2.48)	(2.48)	—	—	—	17.52	(12.40)	219	1.37	*	(.11	)*	6

Class C (5/08)
Year Ended 9/30:
2009(e)	12.73	(.01)	1.15	1.14	—	—	—	13.87	8.96	173	2.13	*	(.30	)*	2
Year Ended 7/31:
2009	17.49	.15	(4.91)	(4.76)	—	—	—	12.73	(27.22)	159	2.13		1.25		117
2008(d)	20.00	(.03)	(2.48)	(2.51)	—	—	—	17.49	(12.55)	219	2.13	*	(.87	)*	6

Class I (5/08)
Year Ended 9/30:
2009(e)	12.81	.02	1.15	1.17	—	—	—	13.98	9.13	520	1.12	*	.70	*	2
Year Ended 7/31:
2009	17.52	.28	(4.93)	(4.65)	(.06)	—	(.06)	12.81	(26.52)	476	1.13		2.39		117
2008(d)	20.00	.01	(2.49)	(2.48)	—	—	—	17.52	(12.40)	438	1.11	*	.14	*	6

*	Annualized.

**	Rounds to less than $.01 per share.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period May 30, 2008 (commencement of operations) through July 31, 2008.

(e)	For the two months ended September 30, 2009.

48

Section 5    Financial Highlights

Nuveen Symphony Optimized Alpha Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (9/07)
Year Ended 9/30:
2009(f)	$14.61	$.01	$.71	$.72	$—	$—	$—	$15.33	4.93%	$310	1.44	%*	.39	%*	7%
Year Ended 7/31:
2009	18.27	.09	(3.70)	(3.61)	(.04)	(.01)	(.05)	14.61	(19.73)	277	1.45		.65		89
2008(d)	20.00	.01	(1.74)	(1.73)	—	—	—	18.27	(8.65)	278	1.43	*	.02	*	88

Class C (9/07)
Year Ended 9/30:
2009(f)	14.45	(.01)	.70	.69	—	—	—	15.14	4.78	296	2.20	*	(.39	)*	7
Year Ended 7/31:
2009	18.16	(.01)	(3.69)	(3.70)	—	(.01)	(.01)	14.45	(20.35)	282	2.20		(.08)		89
2008(d)	20.00	(.11)	(1.73)	(1.84)	—	—	—	18.16	(9.20)	227	2.19	*	(.74	)*	88

Class I (9/07)(e)
Year Ended 9/30:
2009(f)	14.63	.02	.70	.72	—	—	—	15.35	4.92	2,177	1.19	*	.61	*	7
Year Ended 7/31:
2009	18.30	.12	(3.70)	(3.58)	(.08)	(.01)	(.09)	14.63	(19.49)	2,077	1.20		.84		89
2008(d)	20.00	.05	(1.75)	(1.70)	—	—	—	18.30	(8.50)	1,763	1.19	*	.30	*	88

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period September 28, 2007 (commencement of operations) through July 31, 2008.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

(f)	For the two months ended September 30, 2009.

Section 5    Financial Highlights

49

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Futures: A derivative contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•	The Lipper International Large-Cap Value Funds Category: The average of all funds within the investment category as defined by Lipper.

•	Lipper Large-Cap Core Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Core Funds Category.

•	Lipper Large-Cap Growth Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Growth Funds Category.

•	Lipper Mid-Cap Core Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Mid-Cap Core Funds Category.

•	Lipper Small-Core Growth Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Core Growth Funds Category.

•

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the United States and Canada.

•

Options: A derivative investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•	Russell 1000® Growth Index: An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

50

Section 6    Glossary of Investment Terms

•	Russell 1000® Value Index: An index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

•

Russell 2500® Index: An index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index.

•

Russell Midcap® Index: An index constructed to provide a comprehensive and unbiased barometer for the mid-cap segment of the equity market which includes the smallest 800 securities within the Russell 1000® Index.

•	S&P 500 Index: An index that tracks the 500 leading companies in the leading industries in the U.S. economy.

•

Swaps: A derivative contract in which two parties agree to exchange one stream of cash flows for another stream. The swap agreement defines the dates when the cash flows will be paid and how the cash flows are calculated.

Section 6    Glossary of Investment Terms

51

Nuveen Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal

All-American

High Yield Muni Bond

Insured

Intermediate Duration

Limited Term

Arizona

California

California High Yield

California Insured

Colorado

Connecticut

Florida Preference

Georgia

Kansas

Kentucky

Louisiana

Maryland

Massachusetts

Massachusetts Insured

Michigan

Missouri

New Jersey

New Mexico

New York

New York Insured

North Carolina

Ohio

Pennsylvania

Tennessee

Virginia

Wisconsin

Taxable Fixed Income

High Yield Bond

Multi-Strategy Income

Preferred Securities

Short Duration Bond

Value

Multi-Manager Large-Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Symphony Large-Cap Value

Tradewinds Value Opportunities

Global/International

Symphony International Equity

Tradewinds Emerging Markets

Tradewinds Global All-Cap

Tradewinds Global All-Cap Plus

Tradewinds Global Resources

Tradewinds International Value

Growth

Santa Barbara Growth

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Santa Barbara Dividend Growth

Symphony Mid-Cap Core

Symphony Optimized Alpha

Symphony Small-Mid Cap Core

Asset Allocation

Conservative Allocation

Growth Allocation

Moderate Allocation

Quantitative

Enhanced Core Equity

Enhanced Mid-Cap

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM and Symphony. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800)257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust II, whose Investment Company Act file number is 811-08333.

Funds distributed by

Nuveen Investments, LLC

333 West Wacker Drive

Chicago, Illinois 60606

(800) 257-8787

www.nuveen.com

MPR-SYMPH-0310P

Mutual Funds

Prospectus

November 30, 2009

as supplemented March 1, 2010

Nuveen Equity Funds

For investors seeking long-term capital appreciation.

Nuveen Tradewinds		Nuveen Tradewinds		Nuveen Tradewinds		Nuveen Tradewinds
Emerging Markets Fund		Global All-Cap Fund		Global All-Cap Plus Fund		Global Resources Fund

Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol	Class	Ticker Symbol
Class A	NTEAX	Class A	NWGAX	Class A	NPTAX	Class A	NTGAX
Class C	NTECX	Class B	NWGBX	Class C	NPTCX	Class C	NTGCX
Class R3	NTERX	Class C	NWGCX	Class R3	NTPRX	Class R3	NTGQX
Class I	NTEIX	Class R3	NGARX	Class I	NPTIX	Class I	NTRGX
		Class I	NWGRX
Nuveen Tradewinds
International Value Fund

Class	Ticker Symbol
Class A	NAIGX
Class B	NBIGX
Class C	NCIGX
Class R3	NTITX
Class I	NGRRX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Section 1    Fund Summaries

Nuveen Tradewinds Emerging Markets Fund

Investment Objective

The investment objective of the fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 32 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 34 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-49 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Redemption Fee	2%	2%	2%	2%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	1.24%		1.24%		1.24%		1.24%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	4.66%		4.65%		4.66%		4.95%
Total Annual Fund Operating Expenses	6.15%		6.89%		6.40%		6.19%
Fee Waivers and Expense Reimbursements[1]	(4.30%	)	(4.29%	)	(4.30%	)	(4.59%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.85%		2.60%		2.10%		1.60%
1	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.60% (1.85% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$752	$263	$213	$163	$752	$263	$213	$163
3 Years	$1,148	$835	$684	$532	$1,148	$835	$684	$532
5 Years	$1,594	$1,458	$1,209	$953	$1,594	$1,458	$1,209	$953
10 Years	$2,828	$3,139	$2,647	$2,127	$2,828	$3,139	$2,647	$2,127

2

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in securities of emerging market issuers. The fund invests primarily in equity securities, but it may invest up to 20% of its net assets in debt and other fixed-income securities of companies located in emerging market countries. The fund’s investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk/Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

Fund performance is not included in this prospectus because the fund has not been existence for a full calendar year.

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Tradewinds Global Investors, LLC (“Tradewinds”)

Portfolio Managers

Emily Alejos, CFA, and Michael Hart, CFA, serve as portfolio managers of the fund.

Ms. Alejos, Managing Director and Senior Consumer Sector Analyst for Tradewinds, has been on the investment management team for the fund since its inception. Mr. Hart, Senior Vice President and for Tradewinds, Global Securities Analyst for Tradewinds, has been on the investment management team for the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Section 1    Fund Summaries

3

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

4

Section 1    Fund Summaries

Nuveen Tradewinds Global All-Cap Fund

Investment Objective

The investment objective of the fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 32 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 34 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-49 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Redemption Fee	2%	2%	2%	2%	2%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.21%	0.21%	0.21%	0.22%	0.21%
Total Annual Fund Operating Expenses	1.40%	2.15%	2.15%	1.66%	1.15%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$709	$618	$218	$169	$117	$709	$218	$218	$169	$117
3 Years	$993	$973	$673	$523	$365	$993	$673	$673	$523	$365
5 Years	$1,297	$1,254	$1,154	$902	$633	$1,297	$1,154	$1,154	$902	$633
10 Years	$2,158	$2,292	$2,483	$1,965	$1,398	$2,158	$2,292	$2,483	$1,965	$1,398

Section 1    Fund Summaries

5

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. Under normal market conditions, the fund will invest at least 40%, and may invest up to 75%, of its net assets in non-U.S. equity securities. The fund may invest up to 25% of its net assets in equity securities of companies located in emerging market countries. Under normal market conditions, the fund will invest in equity securities of companies located in at least three different countries, including the United States. No more than 35% of the fund’s net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund’s investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk/Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 40.42%.

6

Section 1    Fund Summaries

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 7.84% and -15.89%, respectively, for the quarters ended June 30, 2007 and September 30, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (March 28, 2006)
Returns Before Taxes:
Class A	-30.73%	-2.86%
Class B	-29.70%	-2.71%
Class C	-27.09%	-1.47%
Class R3	-26.80%	-1.05%
Class I	-26.42%	-0.53%
Class A Returns After Taxes:
On Distributions	-32.25%	-4.35%
On Distributions and Sales of Shares	-19.18%	-2.89%
MSCI ACW Index (reflects no deduction for fees, expenses or taxes)	-42.20%	-10.82%
Lipper Global Multi-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-37.26%	-7.00%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Tradewinds Global Investors, LLC (“Tradewinds”)

Portfolio Manager

Dave Iben, CFA, is Chief Investment Officer, Executive Managing Director and Co-President of Tradewinds. He has been the portfolio manager for the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Section 1    Fund Summaries

7

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Section 1    Fund Summaries

Nuveen Tradewinds Global All-Cap Plus Fund

Investment Objective

The investment objective of the fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 32 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 34 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-49 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Redemption Fee	2%	2%	2%	2%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	1.25%		1.25%		1.25%		1.25%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses
Dividend Expense on Securities Sold Short	0.31%		0.31%		0.31%		0.21%
Enhanced Custody Expense	0.09%		0.09%		0.09%		0.11%
Remainder of Other Expenses	5.02%		5.02%		5.02%		3.61%
Total Other Expenses	5.42%		5.42%		5.42%		3.93%
Total Annual Fund Operating Expenses	6.92%		7.67%		7.17%		5.18%
Fee Waivers and Expense Reimbursements[1]	(4.67%	)	(4.67%	)	(4.67%	)	(3.26%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.25%		3.00%		2.50%		1.92%
1	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2011 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expense on securities sold short, enhanced custody expense and extraordinary expenses) do not exceed 1.60% (1.85% after November 30, 2011) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Section 1    Fund Summaries

9

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$790	$303	$253	$195	$790	$303	$253	$195
3 Years	$1,263	$953	$805	$630	$1,263	$953	$805	$630
5 Years	$1,786	$1,653	$1,409	$1,117	$1,786	$1,653	$1,409	$1,117
10 Years	$3,211	$3,514	$3,043	$2,463	$3,211	$3,514	$3,043	$2,463

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. “Plus” in the fund’s name refers to the additional return the fund seeks to achieve by taking short positions in stocks that are expected to underperform and using the proceeds from these short positions to take additional long positions in stocks that are expected to outperform.

The fund will take both long and short positions in securities. When the fund takes a long position, the fund purchases a security outright. When the fund takes a short position, it sells a security that the fund does not own at the current market price and delivers to the buyer a security that the fund has borrowed. The fund may use all or a portion of the cash proceeds from short positions to take additional long positions.

Under normal market conditions, the fund will invest at least 40%, and may invest up to 75%, of its net assets plus borrowings in non-U.S. equity securities. The fund may invest up to 25% of its net assets plus borrowings in equity securities of companies located in emerging market countries. Under normal market conditions, the fund will invest in equity securities of companies located in at least three different countries, including the United States. No more than 35% of the fund’s net assets plus borrowings may be invested in equity securities of companies located in a single non-U.S. country. “Borrowings” represents the proceeds from short positions less any uninvested cash from such short positions.

The fund intends to target a net “long” market exposure of approximately 100%. The fund’s long positions will range between 90% and 150% of the value of the fund’s net assets. The fund’s short positions will range between 0% and 50% of the value of the fund’s net assets. The fund’s investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

10

Section 1    Fund Summaries

Non-U.S. Risk/Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered “leverage” and may magnify gains or losses for the fund.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

Fund performance is not included in this prospectus because the fund has not been existence for a full calendar year.

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Tradewinds Global Investors, LLC (“Tradewinds”)

Portfolio Manager

Dave Iben, CFA, is Chief Investment Officer, Executive Managing Director and Co-President of Tradewinds. He has been the portfolio manager for the fund since its inception.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

11

Nuveen Tradewinds Global Resources Fund

Investment Objective

The investment objective of the fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 32 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 34 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-49 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Redemption Fee	2%	2%	2%	2%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	1.00%		1.00%		1.00%		1.00%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	2.33%		2.29%		2.14%		2.12%
Total Annual Fund Operating Expenses	3.58%		4.29%		3.64%		3.12%
Fee Waivers and Expense Reimbursements[1]	(1.98%	)	(1.94%	)	(1.79%	)	(1.77%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.60%		2.35%		1.85%		1.35%
1	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2010 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.35% (1.55% after November 30, 2010) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$728	$238	$188	$137	$728	$238	$188	$137
3 Years	$1,091	$775	$623	$470	$1,091	$775	$623	$470
5 Years	$1,476	$1,338	$1,085	$826	$1,476	$1,338	$1,085	$826
10 Years	$2,554	$2,870	$2,363	$1,829	$2,554	$2,870	$2,363	$1,829

12

Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of global energy and natural resources companies and companies in associated businesses. Under normal market conditions, the fund will invest at least 40% of its net assets in non-U.S. equity securities. The fund may invest up to 40% of its net assets in equity securities of companies located in emerging market countries. Under normal market conditions, the fund will invest in equity securities of companies located in at least three different countries, including the United States. No more than 35% of the fund’s net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund’s investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk/Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Energy and Natural Resources Companies Risk—Equity securities of energy and natural resources companies are especially affected by variations in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, energy conservation and the success of exploration projects. Because the fund focuses its investments in these companies, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

As with any mutual fund investment, loss of money is a risk of investing.

Section 1    Fund Summaries

13

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 52.64%.

During the two-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 10.09% and -29.26%, respectively, for the quarters ended June 30, 2007 and September 30, 2008.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	Since Inception (December 15, 2006)
Returns Before Taxes:
Class A	-47.05%	-17.21%
Class C	-44.25%	-15.43%
Class R3	-44.01%	-15.04%
Class I	-43.70%	-14.59%
Class A Returns After Taxes:
On Distributions	-47.63%	-18.49%
On Distributions and Sales of Shares	-30.30%	-14.85%
MSCI ACW Index (reflects no deduction for fees, expenses or taxes)	-42.20%	-19.20%
Market Benchmark Composite Index (reflects no deduction for fees, expenses or taxes)	-48.45%	-17.11%
Lipper Natural Resources Funds Index (reflects no deduction for taxes or certain expenses)	-49.00%	-16.61%

14

Section 1    Fund Summaries

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Tradewinds Global Investors, LLC (“Tradewinds”)

Portfolio Managers

Dave Iben, CFA, Alberto Jimenez Crespo, CFA, and Gregory Padilla serve as portfolio managers of the fund.

Mr. Iben, Chief Investment Officer, Executive Managing Director and Co-President for Tradewinds, has been on the investment management team for the fund since its inception. Mr. Jimenez, Senior Vice President, Managing Director and Equity Analyst for Tradewinds, has been on the investment management team for the fund since its inception.

Mr. Padilla, Vice President and Equity Analyst for Tradewinds, has been on the investment management team for the fund since November 2008.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

15

Nuveen Tradewinds International Value Fund

Investment Objective

The investment objective of the fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 32 of the fund’s prospectus, “How to Reduce Your Sales Charge” on page 34 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-49 of the fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5%	1%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Redemption Fee	2%	2%	2%	2%	2%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R3	Class I
Management Fees	1.02%	1.02%	1.02%	1.02%	1.02%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	—
Other Expenses	0.41%	0.40%	0.40%	0.42%	0.41%
Total Annual Fund Operating Expenses	1.68%	2.42%	2.42%	1.94%	1.43%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$736	$645	$245	$197	$146	$736	$245	$245	$197	$146
3 Years	$1,074	$1,055	$755	$609	$452	$1,074	$755	$755	$609	$452
5 Years	$1,435	$1,391	$1,291	$1,047	$782	$1,435	$1,291	$1,291	$1,047	$782
10 Years	$2,448	$2,573	$2,756	$2,264	$1,713	$2,448	$2,573	$2,756	$2,264	$1,713

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Section 1    Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in non-U.S. equity securities. The fund invests primarily in developed countries, but it may invest up to 20% of its net assets in equity securities of companies located in emerging market countries. No more than 35% of the fund’s net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund’s investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

Market Risk/Smaller Company Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk/Emerging Markets Risk—Non-U.S. risk is the risk that securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to additional risks than securities of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Currency Risk—Changes in currency exchange rates may affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

As with any mutual fund investment, loss of money is a risk of investing.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective October 7, 2002, the fund, pursuant to shareholder approval, (a) changed its name and primary investment strategy, and (b) changed its sub-adviser. Therefore, the fund’s total returns shown below for periods prior to October 7, 2002, are not indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date return as of September 30, 2009 was 21.95%.

Section 1    Fund Summaries

17

During the nine-year period ended December 31, 2008, the fund’s highest and lowest quarterly returns were 19.42% and -19.48%, respectively, for the quarters ended March 31, 2000 and March 31, 2001.

The table below shows the variability of the fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

	Average Annual Total Returns for the Periods Ended December 31, 2008
	1 Year	5 Year	Since Inception (December 20, 1999)
Returns Before Taxes:
Class A	-33.44%	4.70%	2.51%
Class B	-32.30%	5.00%	2.45%
Class C	-29.90%	5.15%	2.36%
Class R3	-29.52%	5.65%	2.85%
Class I	-29.16%	6.22%	3.38%
Class A Returns After Taxes:
On Distributions	-35.35%	3.52%	1.88%
On Distributions and Sales of Shares	-20.44%	3.88%	2.09%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-43.38%	1.66%	-1.75%
Lipper International Multi-Cap Value Funds Index (reflects no deduction for taxes or certain expenses)	-42.74%	2.33%	1.82%

Management

Investment Adviser

Nuveen Asset Management

Sub-Adviser

Tradewinds Global Investors, LLC (“Tradewinds”)

Portfolio Managers

Peter Boardman and Alberto Jimenez Crespo, CFA, serve as portfolio managers of the fund.

Mr. Boardman, Managing Director and Equity Analyst for Tradewinds, has been on the investment management team for the fund since June 15, 2009. Mr. Jimenez, Senior Vice President, Managing Director and Equity Analyst for Tradewinds, has been on the investment management team for the fund since June 15, 2009.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges into the fund through employer-sponsored retirement plans.

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Section 1    Fund Summaries

Tax Information

The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1    Fund Summaries

19

Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. NAM has adopted policies and procedures that address arrangements involving NAM and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

Each fund is dependent upon services and resources provided by its investment adviser, NAM, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments significantly increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2013. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

NAM has selected Tradewinds Global Investors, LLC (“Tradewinds”), 2049 Century Park East, 20th Floor, Los Angeles, California 90067, an affiliate of NAM, as sub-adviser to funds. Tradewinds manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM.

•

Dave Iben, CFA, Chief Investment Officer and Executive Managing Director at Tradewinds since 2006 and Co-President at Tradewinds since 2008, has been the portfolio manager of the Nuveen Tradewinds Global All-Cap Fund (“Global All-Cap Fund”) and the Nuveen Tradewinds Global All-Cap Plus Fund (“Global All-Cap Plus Fund”) and co-portfolio

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Section 2    How We Manage Your Money

manager of the Nuveen Tradewinds Global Resources Fund (“Global Resources Fund”) since each fund’s inception. Prior to 2006, Mr. Iben was a Managing Director and Portfolio Manager at NWQ Investment Management Company, LLC (“NWQ”). Mr. Iben also manages the Nuveen Tradewinds Value Opportunities Fund.

•

Alberto Jimenez Crespo, CFA, Managing Director and Equity Analyst at Tradewinds, has been co-portfolio manager of the Global Resources Fund since its inception and co-portfolio manager of the Nuveen Tradewinds International Value Fund (“International Value Fund”) since June 15, 2009. Mr. Jimenez joined Tradewinds in 2006 as a research analyst responsible for covering basic materials and coal. Prior to joining Tradewinds, Mr. Jimenez worked at Merrill Lynch, where as an equity analyst in the private client group he conducted investment manager due diligence. He also spent a portion of his time providing investment advice to financial advisors pertaining to commodity trends and natural resources. Mr. Jimenez also spent three years as a sell-side equity analyst at Salomon Smith Barney in New York, covering steel, pulp and paper, and metals and mining stocks. Prior to that, he was a financial analyst for Enron and Shell, developing financial models, structuring deals and valuing investments in a wide variety of industries within the energy and basic materials sectors.

•

Peter Boardman, Managing Director and Equity Analyst at Tradewinds, has been co-portfolio manager of the International Value Fund since June 15, 2009. Mr. Boardman has been a portfolio manager and senior research analyst overseeing investments in Japan and consumer durables at Tradewinds since the firm’s founding in 2006. Prior to joining Tradewinds, Mr. Boardman was an international equity analyst at NWQ for three years. Before that time, he was a senior analyst with USAA Investment Management managing the Japan portion of the firm’s international fund while covering automobiles, pharmaceuticals and semiconductors on a global sector basis. He spent eight years with UBS Warburg as a sell-side analyst following the automobile and auto parts industries in North America, Japan and Asia. Prior to that, he was with Credit Lyonnais (Japan) in charge of Japanese research of automobiles, machinery and consumer electronics. Mr. Boardman was also an institutional equity salesman with Citicorp Vickers DaCosta in both Tokyo and New York.

•

Gregory Padilla, Senior Vice President and Equity Analyst at Tradewinds, has been co-portfolio manager of the Global Resources Fund since November 2008. Mr. Padilla joined Tradewinds in 2006 as a research analyst covering the global utility sector and currently covers the global energy sector. Prior to joining Tradewinds, he was a student at USC’s Marshall School of Business, where he received an MBA with honors in investments and financial markets.

•

Emily Alejos, CFA, Managing Director and Senior Consumer Sector Analyst at Tradewinds, has been co-portfolio manager of the Nuveen Tradewinds Emerging Markets Fund (“Emerging Markets Fund”) since its inception. Ms. Alejos joined Tradewinds in 2007. Prior to joining Tradewinds, Ms. Alejos was with Credit Suisse Asset Management (“CSAM”) in New York, where she was a portfolio manager/analyst on the firm’s international focus team from 2004 to 2006. For the seven years prior to that, she served as portfolio manager and head of CSAM’s Latin American equity team, in addition to serving as a senior member of the firm’s global emerging markets team. Ms. Alejos began her career as an equity analyst at GT Capital in San Francisco, and then joined Bankers Trust in New York as an emerging markets portfolio manager with emphasis on Latin America.

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21

•

Michael Hart, CFA, Senior Vice President and Global Securities Analyst at Tradewinds, has been co-portfolio manager of the Emerging Markets Fund since its inception. Mr. Hart joined Tradewinds in 2007. Prior to joining Tradewinds, Mr. Hart was the chief executive of Hemisphere Asset Management, a global investment management firm he established in 2001. Prior to founding Hemisphere, Mr. Hart was a senior portfolio manager at Scudder Kemper Investments, where his responsibilities included managing a $500 million emerging market debt portfolio. Prior to that, Mr. Hart was a portfolio manager and securities analyst at Farmers Group Inc., where he managed global fixed income and international value equity portfolios.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is provided in the statement of additional information.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

How Tradewinds Has Performed

The tables and charts below illustrate the historical performance of the Tradewinds Global All-Cap 130/30 Composite, which consists of Tradewinds’ separately managed accounts that have essentially the same investment objective and policies as the Global All-Cap Plus Fund. The separately managed accounts that comprise the composite are not subject to all of the same investment restrictions, investment inflows and outflows, and distribution requirements as the Global All-Cap Plus Fund, which may affect fund performance. These separately managed accounts are also not subject to the diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance.

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Of course, past performance is no indication of future results, and the tables and charts presented here represent the performance of separately managed accounts and not the performance of the Global All-Cap Plus Fund. Please see www.nuveen.com for the Global All-Cap Fund’s most recent performance information.

Tradewinds Global All-Cap 130/30 Composite

Growth of a $10,000 Investment 06/07–12/08

Comparative Returns

	Average Annual Total Returns (as of 12/31/08)
	1 Year	Since Inception (6/30/07)
Tradewinds Global All-Cap 130/30 Composite (NAV)	-27.05%	-16.13%
Tradewinds Global All-Cap 130/30 Composite (Offer)	-31.25%	-19.38%
MSCI ACWI Index	-42.21%	-29.88%
Lipper Long/Short Equity Funds Index	-31.32%	-23.02%

As of December 31, 2008, the Tradewinds Global All-Cap 130/30 Composite consisted of one account totaling approximately $1.5 million in assets. Performance represents the composite’s returns less the Tradewinds Global All-Cap Plus Fund Class A maximum operating expenses of 2.10%. Performance on Offer Price also assumes deduction of the maximum Class A sales charge of 5.75%. These returns would be different for Class C, Class R3 and Class I shares because of their different sales charges and operating expenses. You cannot invest directly in an index.

Management Fee

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

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23

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Emerging Markets Fund	Global All-Cap Fund	Global All-Cap Plus Fund	Global Resources Fund	International Value Fund
For the first $125 million	1.0400%	0.7500%	1.0500%	0.8000%	0.8500%
For the next $125 million	1.0225%	0.7375%	1.0325%	0.7875%	0.8375%
For the next $250 million	1.0150%	0.7250%	1.0250%	0.7750%	0.8250%
For the next $500 million	1.0025%	0.7125%	1.0125%	0.7625%	0.8125%
For the next $1 billion	0.9900%	0.7000%	1.0000%	0.7500%	0.8000%
For net assets over $2 billion	0.9750%	0.6750%	0.9850%	0.7250%	0.7750%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of September 30, 2009, the effective complex-level fee for each fund was 0.1901% of fund net assets.

For the most recent fiscal year, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average net assets:

Emerging Markets Fund	—%
Global All-Cap Fund	0.94%
Global All-Cap Plus Fund	—%
Global Resources Fund	—%
International Value Fund	1.02%

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Global All-Cap Fund do not exceed 1.55% of the average daily net assets of any class of fund shares. This expense limitation may be terminated or modified only with the approval of shareholders of the fund.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) for the Global Resources Fund do not exceed 1.35% through November 30, 2010, and 1.55% thereafter, of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2010, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, extraordinary expenses and (with respect to Global All-Cap Plus) dividend expense on securities sold short and enhanced custody expense) for the Global All-Cap Plus Fund and Emerging Markets Fund do not exceed 1.60% through November 30, 2011, and 1.85% thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring November 30, 2011, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

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Information regarding the Board of Trustees’ approval of investment advisory contracts for the International Value Fund, Global All-Cap Fund and Global Resources Fund is available in the funds’ annual report for the fiscal year ended July 31, 2009. This information is available for the Emerging Markets Fund and the Global All-Cap Plus Fund in the funds’ semi-annual report dated January 31, 2009.

The investment objective of each fund is to provide long-term capital appreciation. Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the statement of additional information.

Equity Securities

Under normal market conditions, each fund primarily invests in equity securities. Equity securities include common stocks; preferred securities; warrants to purchase common stocks or preferred securities; securities convertible into common stocks or preferred securities; and other securities with equity characteristics, including participatory notes.

Under normal market conditions, the Global Resources Fund invests at least 80% of its net assets in equity securities of global energy and natural resources companies and companies in associated businesses. The global energy and natural resources sector can include companies that own, produce, refine, process, transport and market energy and natural resources, and companies that provide related services. The sector includes, but is not limited to, areas such as metals and mining, oil, gas and consumable fuels, paper and forest products, machinery, road and rail and food products. Associated businesses can include companies in areas such as chemicals, electrical equipment and utilities (e.g., gas, water, cable, electrical and telecommunications utilities).

Non-U.S. Investments

The funds invest in non-U.S. equity securities, including direct investment in securities of non-U.S. companies traded overseas as well as American Depositary Receipts (“ADRs”) and other types of depositary receipts.

Emerging Markets Securities

Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets in equity and fixed income securities of emerging markets issuers. Up to 20% of the Emerging Market Fund’s net assets may be invested in the debt and other fixed income securities of emerging markets issuers. The Global All-Cap Fund, Global All-Cap Plus Fund, Global Resources Fund and International Value Fund may also invest in securities of emerging markets issuers. Emerging markets issuers are issuers (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging market country, (ii) that are organized under the laws of and have a principal office(s) in an emerging market country or (iii) that have at least 50% of their revenues, profits or assets in emerging market countries. Emerging market countries include any country other than Canada, the United States and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

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25

Cash Equivalents and Short-Term Investments

Under normal market conditions, the funds may hold up to 15% of their net assets in cash or cash equivalents, money market funds and short-term fixed-income securities. The percentage of each fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the funds may depart from their principal investment strategies and invest part or all of their assets in such holdings. During such periods, the funds may not be able to achieve their investment objectives. A fund may adopt a defensive strategy when Tradewinds believes securities in which the fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the statement of additional information.

Other Investment Companies

The funds may invest up to 10% of their net assets in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the funds may invest directly. In addition, the funds may invest a portion of their assets in pooled investment vehicles (other than investment companies) that invest primarily in securities of the types in which the funds may invest directly. The funds may invest in the securities of ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of securities generally designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value.

As a shareholder in an investment company, the funds will bear their ratable share of that investment company’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the funds invest in other investment companies. In addition, the funds will incur brokerage costs when purchasing and selling shares of ETFs. Securities of other investment companies may be leveraged and will therefore be subject to leverage risks. If the funds invest in securities of leveraged investment companies, the net asset value and market value of such securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield of securities of unleveraged investment companies.

Derivatives

The funds may use futures, interest rate swaps, total return swaps, non-U.S. currency swaps, credit default swaps, options and other derivative instruments to seek to enhance return, to hedge some of the risks of their investments in securities, as a substitute for a position in the underlying asset, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which they invest), to manage cash flows, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital.

When-Issued or Delayed-Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally

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Section 2    How We Manage Your Money

within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline to a level below its purchase price before the settlement date.

Short Sales

The Global All-Cap Plus Fund takes short positions in securities, which are often referred to as “short sales.” A short sale is a sale of a security the fund has borrowed, with the expectation that the security will underperform the market. To settle the short sale transaction, the fund buys the same security at a later date and returns it to the lender of the security. The fund makes money on a short position if the market price of the security goes down after the short sale or if the market price of the securities it buys with the proceeds of the short sale increases more than that of the security sold short. Conversely, if the price of the security sold short goes up after the short sale, the fund loses money because it has to pay more to replace the borrowed security than it received when it sold the security short. Short-selling is considered “leverage” and may involve substantial risk.

Enhanced Custody Program

Securities held by the Global All-Cap Plus Fund will be loaned to brokers, dealers and other financial institutions through the “enhanced custody” program offered by the funds’ custodian. The Global All-Cap Plus Fund may not loan securities in excess of 33 1/3% of its total assets, including the value of the cash collateral received in connection with such loans. Loans will be secured by cash collateral from the borrower equal at all times to at least 100% of the market value of the loaned securities. The Global All-Cap Plus Fund will use the cash collateral obtained from such loans primarily to collateralize its borrowing of securities sold short through the enhanced custody program. For its participation in the enhanced custody program, the Global All-Cap Plus Fund will pay the custodian a fee based on the market value of the fund’s outstanding short positions.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ statement of additional information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Our Products—Mutual Funds” section on the home page and following the applicable link for your fund in the “Search Mutual Fund Family” section. By following these links, you can obtain a list of your fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Tradewinds adheres to disciplined, value-driven investment strategies. Tradewinds emphasizes securities carefully chosen through in-depth research and follows those securities closely over time to assess whether they continue to meet the purchase rationale.

Tradewinds selects equity securities through bottom-up fundamental research focusing on both absolute valuation and qualitative measures. The

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research-driven investment process seeks to add value through active management and through research focused on selecting companies that possess opportunities misperceived by the market. Tradewinds considers absolute valuation and security pricing in the context of industry and market conditions and makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity.

Tradewinds applies a sell discipline emphasizing elimination of positions that no longer possess favorable risk/reward characteristics or attractive valuations or when superior investment alternatives are identified. Tradewinds maintains a long-term investment approach and a focus on securities it believes possess attractive risk/reward characteristics and provide downside protection over an extended time, regardless of interim fluctuations.

The Global All-Cap Plus Fund will gain desired exposure to securities by establishing both “long” and “short” positions. The Global All-Cap Plus Fund intends to target a net “long” market exposure of approximately 100%. The Global All-Cap Plus Fund’s long positions will range between 90% and 150% of the value of the fund’s net assets. The Global All-Cap Plus Fund’s short positions will range between 0% and 50% of the value of its net assets, substantially all of which may be concentrated in a single sector, industry or country. In times of unusual or adverse market, economic or political conditions, the fund may elect not to take any short positions. When selecting the Global All-Cap Plus Fund’s short positions, Tradewinds seeks to add value through bottom-up research aimed at identifying securities that are believed to be mispriced and that have the prospect of weak or declining business fundamentals.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

Market risk: The market values of the securities owned by the funds may decline, at times sharply and unpredictably. Market values of securities are affected by a number of different factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

Smaller company risk: Companies with lower market capitalizations may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on smaller management groups than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that a fund would like, and so a fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

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Non-U.S. investment risk: Securities of non-U.S. companies or U.S. companies with significant non-U.S. operations may present risks beyond those of companies that operate exclusively in the United States due to political, social and economic developments abroad, different regulatory environments and laws, potential seizure by the government of company assets, higher taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

Currency risk: Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency.

Correlation risk: The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. stocks. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

Emerging markets risk: The Emerging Markets Fund principally invests in companies located in emerging market countries. The Global All-Cap Fund, Global All-Cap Plus Fund, Global Resources Fund and International Value Fund may also invest in securities of emerging markets issuers. Emerging market countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging market countries.

Because the Emerging Markets Fund may invest up to 20% of its net assets in debt and other fixed-income securities of emerging markets issuers, it may be exposed to interest rate risk, income risk and credit risk.

Interest rate risk: Interest rate risk is the risk that the value of the fund’s portfolio will decline because of rising market interest rates (fixed income security prices move in the opposite direction of interest rates). The longer the average maturity (duration) of the Emerging Market’s Fund’s portfolio, the greater its interest rate risk.

Income risk: Income risk is the risk that income from the fund’s portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called fixed income securities, at market interest rates that are below a portfolio’s current earnings rate.

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Credit risk: Credit risk is the risk that an issuer of a fixed income security is unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions. Generally, lower rated fixed income securities provide higher current income but are considered to carry greater credit risk than higher rated fixed income securities.

Energy and natural resources company risk: The Global Resources Fund invests at least 80% of its net assets in equity securities of global energy and natural resources companies. Stocks of energy and natural resources companies are especially affected by variations in the commodities markets, which may be due to market events, regulatory developments or other factors that the fund cannot control. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by international political developments, energy conservation, the success of exploration projects, commodity prices and tax and government regulations. Because the fund is focused in these companies, it may present more risks than if the fund were broadly diversified over numerous industries and sectors of the economy.

Short sales risk: The Global All-Cap Plus Fund engages in “short sales.” Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. For instance, the lender of the borrowed security may recall the security, in which case the fund would have to either borrow the security from another lender or buy the security and deliver it to the lender. The fund may not always be able to locate another lender, and thus the fund may be required to cover the short position at a disadvantageous price. The potential loss on a short sale is theoretically unlimited because there is no upper limit on the price a borrowed security can attain. Short positions are more volatile than long positions due to risks inherent to short selling, including incorrect determinations of equity security valuations and/or the directional movement of stock market averages. The fund may also pay transaction costs and borrowing fees in connection with short sales. Short selling is considered “leverage” and may magnify gains or losses for the fund.

Derivatives risk: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance a fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the funds. In addition, when the funds invest in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, they are effectively leveraging their investments, which could results in exaggerated changes in the net asset value of the funds’ shares and can result in losses that exceed the amount originally invested. The success of

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Tradewinds’ derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Tradewinds is not required to utilize derivatives to reduce risks.

Small fund risk: The Emerging Markets Fund, Global All-Cap Plus Fund and Global Resources Fund currently have less assets than larger funds, and like other relatively small funds, large inflows and outflows may impact the funds’ market exposure for limited periods of time, causing the funds’ performance to vary from that of the funds’ model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period affected. The funds do not generally limit large inflows and outflows, but they have policies in place which seek to reduce the impact of these flows where Nuveen has prior knowledge of them.

Convertible security risk: Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions.

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Section 3    How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00
*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class B Shares

The International Value Fund and the Global All-Cap Fund will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment, but Class B shares are not available for new accounts or for additional investment into existing accounts.

Eligible investors can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge. Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. Nuveen retains the service and distribution fees on accounts with

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no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase price or redemption proceeds, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of your fund’s average daily net assets. Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize Class R3 shares in certain investment products or programs. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans. See the statement of additional information for more information.

The expense and performance information for Class R3 shares for periods prior to when Class R3 shares were offered by a fund provided in Section 1 of the prospectus are estimated based on the actual expenses and performance of the fund’s other share classes.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees and affiliates of Nuveen.

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•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the statement of additional information for more information about Class A, Class C, Class B, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Certain employees and affiliates of Nuveen. Purchases by officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the statement of additional information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

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•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through

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your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

•

By mail. You may open an account directly with a fund and buy shares by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

•

On-line. Existing shareholders with direct accounts may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered direct accounts. You can also look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

•

By telephone. Existing shareholders with direct accounts may also process account transactions via the funds’ automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares by telephone, you must have established Fund Direct privileges on your account prior to the requested transaction. See “Special Services—Fund Direct” below.

Investment Minimums

The minimum initial purchase or exchange into the funds is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $250 for accounts opened through fee-based programs; and $50 through monthly systematic investment plan accounts). Subsequent investments must be in amounts of $50 or more. There are no minimums for purchases or exchanges into the funds through employer-sponsored retirement plans. The funds reserve the right to reject purchase or exchange orders and to waive or increase the minimum investment requirements.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From your bank account. You can make systematic investments of $50 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.

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Section 3    How You Can Buy and Sell Shares

•

From your paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

•

Systematic exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct” below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, your fund will refund your CDSC and reinstate your holding period for purposes of calculating the CDSC. You may use this reinstatement privilege

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only once for any redemption. The reinstatement privilege is not available for Class B shares.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Funds

•

By mail. You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

•

On-line. You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Our Products” on www.nuveen.com to “Mutual Funds” and choose “Account Access” under the “Shareholder Resources” tab. The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and,

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with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

•

By telephone. If your account is held with the fund and not in your brokerage account, and you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record, normally the next business day after the redemption request is received. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. In this case, the redemption proceeds will be transferred to your bank on the next business day after the redemption request is received. You should contact your bank for further information concerning the timing of the credit of the redemption proceeds in your bank account.

Contingent Deferred Sales Charge

If you redeem Class A or Class C shares that are subject to a CDSC you may be assessed a CDSC upon redemption. When you redeem Class A, Class B or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

Redemption Fee Policy

The funds charge a 2% redemption fee on the proceeds of fund shares redeemed or exchanged within 30 days of acquisition. Investors making purchases into the funds through a systematic investment plan will need to discontinue that plan at least 30 days before redeeming in full in order to avoid the redemption fee on recently purchased shares. The redemption fee is intended to offset the trading costs and fund operating expenses associated with frequent trading.

The funds may waive the redemption fee on share redemptions or exchanges by shareholders investing through qualified retirement plans such as 401(k) plans only if the plan sponsor or administrator certifies that the plan

Section 3    How You Can Buy and Sell Shares

39

An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

does not have the operational capability to assess the fee. The funds also may waive the redemption fee on redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) in instances where a fund reasonably believes either that the intermediary has internal policies and procedures in place to effectively discourage inappropriate trading activity or that the redemptions were effected for reasons other than the desire to profit from short-term trading in fund shares.

The funds may waive the redemption fee in other specified circumstances reasonably determined by the funds not to relate to inappropriate trading activity, and reserves the right to modify or eliminate redemption fee waivers at any time. For additional information, see “General Information—Frequent Trading” in this prospectus, and “Purchase and Redemption of Fund Shares —Frequent Trading Policy” and “Purchase and Redemption of Fund Shares—Redemption Fee Policy” in the Statement of Additional Information.

Section 3    How You Can Buy and Sell Shares

Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

Section 4    General Information

Please consult the statement of additional information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Foreign Tax Credit

A regulated investment company more than 50% of the value of whose assets consists of stock or securities in foreign corporations at the close of the taxable year may, for such taxable year, pass the regulated investment company’s foreign tax credits through to its investors.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to

Section 4    General Information

provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2008, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a

Section 4    General Information

pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the statement of additional information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be

Section 4    General Information

unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

Section 4    General Information

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

Section 5    Financial Highlights

The financial highlights table is intended to help you understand each fund’s financial performance for the past five fiscal years, or the life of the fund, if shorter. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal period, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Tradewinds Emerging Markets Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended July 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/08)
2009(d)	$20.00	$.27	$11.18	$11.45	$—	$—	$—	$31.45	57.25%	$393	1.85	%*	1.95	%*	32%

Class C (12/08)
2009(d)	20.00	.17	11.14	11.31	—	—	—	31.31	56.55	391	2.60	*	1.20	*	32

Class R3 (12/08)
2009(d)	20.00	.24	11.16	11.40	—	—	—	31.40	57.00	393	2.10	*	1.71	*	32

Class I (12/08)
2009(d)	20.00	.23	11.26	11.49	—	—	—	31.49	57.45	1,800	1.60	*	1.60	*	32

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 29, 2008 (commencement of operations) through July 31, 2009.

Section 5    Financial Highlights

Nuveen Tradewinds Global All-Cap Fund

Class (Inception Date)		Investment Operations			Less Distributions							Ratios/Supplemental Data
Year Ended July 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Redemption Fees(a)		Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (3/06)
2009	$24.03	$.13	$(1.32)	$(1.19)	$(.11)	$(1.59)	$(1.70)	$—	**	$21.14	(2.22)%	$233,006	1.40%		.74%		72%
2008	25.54	.16	.09	.25	(.37)	(1.39)	(1.76)	—	**	24.03	.95	273,879	1.29		.63		54
2007	20.80	.18	4.77	4.95	(.15)	(.06)	(.21)	—	**	25.54	23.88	211,912	1.29		.77		22
2006(d)	20.00	.04	.76	.80	—	—	—	—		20.80	4.00	66,065	1.48	*	.56	*	5

Class B (3/06)
2009	23.92	.01	(1.35)	(1.34)	—	(1.59)	(1.59)	—	**	20.99	(3.03)	2,622	2.15		.03		72
2008	25.43	(.03)	.09	.06	(.18)	(1.39)	(1.57)	—	**	23.92	.15	3,209	2.05		(.11)		54
2007	20.74	.02	4.75	4.77	(.02)	(.06)	(.08)	—	**	25.43	23.06	762	2.04		.07		22
2006(d)	20.00	.01	.73	.74	—	—	—	—		20.74	3.70	341	2.27	*	.14	*	5

Class C (3/06)
2009	23.94	— **	(1.33)	(1.33)	—	(1.59)	(1.59)	—	**	21.02	(2.98)	48,711	2.15		—	***	72
2008	25.45	(.03)	.09	.06	(.18)	(1.39)	(1.57)	—	**	23.94	.16	53,299	2.04		(.13)		54
2007	20.75	.01	4.77	4.78	(.02)	(.06)	(.08)	—	**	25.45	23.10	27,666	2.04		.03		22
2006(d)	20.00	(.01)	.76	.75	—	—	—	—		20.75	3.75	5,397	2.28	*	(.08	)*	5

Class R3 (3/09)
2009(e)	13.56	.08	7.45	7.53	—	—	—	—	**	21.09	55.53	233	1.66	*	1.01	*	72

Class I (3/06)(f)
2009	24.08	.18	(1.36)	(1.18)	(.17)	(1.59)	(1.76)	—	**	21.14	(2.11)	118,560	1.15		1.01		72
2008	25.59	.09	.22	.31	(.43)	(1.39)	(1.82)	—	**	24.08	1.20	84,493	1.08		.35		54
2007	20.81	.26	4.77	5.03	(.19)	(.06)	(.25)	—	**	25.59	24.22	6,213	1.05		1.09		22
2006(d)	20.00	.08	.73	.81	—	—	—	—		20.81	4.10	1,564	1.27	*	1.16	*	5

*	Annualized.

**	Rounds to less than $.01 per share.

***	Rounds to less than .01%.

(a)	Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period March 28, 2006 (commencement of operations) through July 31, 2006.

(e)	For the period March 3, 2009 (commencement of operations) through July 31, 2009.

(f)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen Tradewinds Global All-Cap Plus Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended July 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)(d)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)(d)		Portfolio Turnover Rate

Class A (12/08)
2009(e)	$20.00	$.08	$8.81	$8.89	$—	$—	$—	$28.89	44.45%	$361	2.25	%*	.60	%*	105%

Class C (12/08)
2009(e)	20.00	(.02)	8.79	8.77	—	—	—	28.77	43.85	360	3.00	*	(.15	)*	105

Class R3 (12/08)
2009(e)	20.00	.05	8.80	8.85	—	—	—	28.85	44.25	361	2.50	*	.35	*	105

Class I (12/08)
2009(e)	20.00	.05	8.89	8.94	—	—	—	28.94	44.70	2,935	1.92	*	.36	*	105

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	Each ratio includes the effect of the dividend expense on securities sold short and enhanced custody expense as follows:

	Ratios of Dividend Expense on Securities Sold Short to Average Net Assets		Ratios of Enhanced Custody Expense to Average Net Assets
Year Ended July 31:
2009(e)
Class A	.31	%*	.09	%*
Class C	.31	%*	.09	%*
Class R3	.31	%*	.09	%*
Class I	.21	%*	.11	%*

(e)	For the period December 30, 2008 (commencement of operations) through July 31, 2009.

Section 5    Financial Highlights

Nuveen Tradewinds Global Resources Fund

Class (Inception Date)		Investment Operations			Less Distributions							Ratios/Supplemental Data
Year Ended July 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Redemption Fees(a)		Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/06)
2009	$22.60	$.03	$(4.09)	$(4.06)	$—	$(.62)	$(.62)	$—		$17.92	(16.58)%	$1,339	1.60%		.20%	65%
2008	23.32	.01	.72	.73	(.60)	(.85)	(1.45)	—		22.60	2.92	370	1.58		(.18)	43
2007(d)	20.00	.05	3.27	3.32	—	—	—	—		23.32	16.65	292	1.58	*	.12 *	11

Class C (12/06)
2009	22.47	(.07)	(4.10)	(4.17)	—	(.62)	(.62)	—		17.68	(17.18)	640	2.35		(.45)	65
2008	23.23	(.18)	.70	.52	(.43)	(.85)	(1.28)	—		22.47	2.07	285	2.33		(.94)	43
2007(d)	20.00	(.05)	3.28	3.23	—	—	—	—		23.23	16.15	290	2.34	*	(.64 )*	11

Class I (12/06)(e)
2009	22.63	.08	(4.10)	(4.02)	—	(.62)	(.62)	—		17.99	(16.38)	8,431	1.35		.52	65
2008	23.38	.08	.68	.76	(.66)	(.85)	(1.51)	—	**	22.63	3.07	2,490	1.34		.14	43
2007(d)	20.00	.09	3.29	3.38	—	—	—	—		23.38	16.90	292	1.33	*	.37 *	11

*	Annualized.

**	Rounds to less than $.01 per share.

(a)	Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 15, 2006 (commencement of operations) through July 31, 2007.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Nuveen Tradewinds International Value Fund

Class (Inception Date)		Investment Operations			Less Distributions							Ratios/Supplemental Data
Year Ended July 31,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Redemption Fees(a)		Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/99)
2009	$29.89	$.23	$(4.82)	$(4.59)	$(.18)	$(2.88)	$(3.06)	$—	**	$22.24	(13.20)%	$505,600	1.68%		1.12%	45%
2008	34.42	.15	(.90)	(.75)	(.45)	(3.33)	(3.78)	—	**	29.89	(2.67)	372,693	1.58		.45	56
2007	30.05	.36	4.76	5.12	(.27)	(.48)	(.75)	—	**	34.42	17.19	369,845	1.52		1.08	56
2006	25.43	.57	4.21	4.78	(.17)	—	(.17)	.01		30.05	18.88	266,781	1.63		1.95	28
2005	20.82	.35	4.44	4.79	(.18)	—	(.18)	—		25.43	23.02	60,131	1.59		1.43	24

Class B (12/99)
2009	28.69	.04	(4.61)	(4.57)	—	(2.88)	(2.88)	—	**	21.24	(13.86)	7,572	2.42		.20	45
2008	33.16	(.10)	(.85)	(.95)	(.19)	(3.33)	(3.52)	—	**	28.69	(3.38)	13,728	2.33		(.32)	56
2007	28.98	.10	4.60	4.70	(.04)	(.48)	(.52)	—	**	33.16	16.33	16,574	2.27		.32	56
2006	24.56	.27	4.14	4.41	—	—	—	.01		28.98	18.00	15,258	2.33		.96	28
2005	20.13	.08	4.37	4.45	(.02)	—	(.02)	—		24.56	22.10	9,781	2.33		.33	24

Class C (12/99)
2009	28.70	.05	(4.62)	(4.57)	—	(2.88)	(2.88)	—	**	21.25	(13.86)	93,082	2.42		.23	45
2008	33.18	(.10)	(.86)	(.96)	(.19)	(3.33)	(3.52)	—	**	28.70	(3.42)	136,553	2.33		(.31)	56
2007	29.00	.10	4.60	4.70	(.04)	(.48)	(.52)	—	**	33.18	16.31	151,462	2.27		.32	56
2006	24.58	.33	4.08	4.41	—	—	—	.01		29.00	17.98	117,016	2.37		1.17	28
2005	20.14	.12	4.34	4.46	(.02)	—	(.02)	—		24.58	22.08	27,515	2.35		.49	24

Class R3 (8/08)
2009(d)	29.59	.18	(4.36)	(4.18)	(.12)	(2.88)	(3.00)	—	**	22.41	(12.02)	1,027	1.94	*	.88 *	45

Class I (12/99)(e)
2009	30.06	.27	(4.83)	(4.56)	(.26)	(2.88)	(3.14)	—	**	22.36	(13.00)	367,831	1.43		1.29	45
2008	34.59	.23	(.89)	(.66)	(.54)	(3.33)	(3.87)	—	**	30.06	(2.40)	390,882	1.33		.69	56
2007	30.19	.47	4.76	5.23	(.35)	(.48)	(.83)	—	**	34.59	17.49	437,863	1.26		1.43	56
2006	25.55	.68	4.19	4.87	(.24)	—	(.24)	.01		30.19	19.14	322,653	1.39		2.31	28
2005	20.91	.29	4.58	4.87	(.23)	—	(.23)	—		25.55	23.33	30,089	1.32		1.18	24

*	Annualized

**	Rounds to less than $.01 per share.

(a)	Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period August 4, 2008 (commencement of operations) through July 31, 2009.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Emerging Markets: The financial markets of developing economies in countries with low per capita income in the initial stages of their industrialization cycles. These markets are progressing toward becoming advanced and often have above-average economic growth potential. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Emerging markets often experience faster economic growth as measured by GDP. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors.

•

Futures: A derivative contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•	Lipper Global Multi-Cap Value Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Global Multi-Cap Value Funds Category.

•	Lipper International Multi-Cap Value Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds Category.

•	Lipper Long/Short Equity Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Long/Short Equity Funds Category.

•	Lipper Natural Resources Funds Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Natural Resources Funds Category.

•	Long Position: A security the fund owns in its portfolio.

•

Market Benchmark Composite Index: The market benchmark index is comprised of a weighting of 60% MSCI ACWI Materials Sector Index, 20% MSCI ACWI Energy Sector Index, and 20% MSCI ACWI Industrials Sector Index.

Section 6    Glossary of Investment Terms

•

MSCI ACW Index: The MSCI (Morgan Stanley Capital International) ACW (All Country World) Index is a free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

•

MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the United States and Canada.

•

Options: A derivative investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•

Participatory Notes: Certificates issued by non-U.S brokerage firms representing interests in shares purchased by the brokerage firm in non-U.S. companies traded on a non-U.S. exchange. Participatory notes carry most of the risks of investing directly in non-U.S. equity securities.

•	Short Position: A security the fund does not own but has sold short through the delivery of a borrowed security to the buyer.

•

Swaps: A derivative contract in which two parties agree to exchange one stream of cash flows for another stream. The swap agreement defines the dates when the cash flows will be paid and how the cash flows are calculated.

Section 6    Glossary of Investment Terms

Nuveen Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Municipal

All-American

High Yield Muni Bond

Insured

Intermediate Duration

Limited Term

Arizona

California

California High Yield

California Insured

Colorado

Connecticut

Florida Preference

Georgia

Kansas

Kentucky

Louisiana

Maryland

Massachusetts

Massachusetts Insured

Michigan

Missouri

New Jersey

New Mexico

New York

New York Insured

North Carolina

Ohio

Pennsylvania

Tennessee

Virginia

Wisconsin

Taxable Fixed Income

High Yield Bond

Multi-Strategy Income

Preferred Securities

Short Duration Bond

Value

Multi-Manager Large-Cap Value

NWQ Large-Cap Value

NWQ Multi-Cap Value

NWQ Small-Cap Value

NWQ Small/Mid-Cap Value

Symphony Large-Cap Value

Tradewinds Value Opportunities

Global/International

Symphony International Equity

Tradewinds Emerging Markets

Tradewinds Global All-Cap

Tradewinds Global All-Cap Plus

Tradewinds Global Resources

Tradewinds International Value

Growth

Santa Barbara Growth

Symphony Large-Cap Growth

Winslow Large-Cap Growth

Core

Santa Barbara Dividend Growth

Symphony Mid-Cap Core

Symphony Optimized Alpha

Symphony Small-Mid Cap Core

Asset Allocation

Conservative Allocation

Growth Allocation

Moderate Allocation

Quantitative

Enhanced Core Equity

Enhanced Mid-Cap

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM and Tradewinds. The statement of additional information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent statement of additional information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800)257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust II, whose Investment Company Act file number is 811-08333.

Funds distributed by

Nuveen Investments, LLC

333 West Wacker Drive

Chicago, Illinois 60606

(800) 257-8787

www.nuveen.com

MPR-GRW-0310P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MARCH 1, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2009

The first three paragraphs under the heading “Investment Policies and Techniques—Non-U.S. Securities” in the Statement of Additional Information are hereby replaced in their entirety with the following:

Under normal market conditions, the International Equity Fund primarily invests in a variety of equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The International Equity Fund considers a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States as doing a substantial amount of business outside the United States. The International Equity Fund invests in non-U.S. equity securities, including direct investment in securities of non-U.S. companies traded overseas as well as American Depositary Receipts (“ADRs”) and other types of depositary receipts.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The International Equity Fund may invest directly in non-U.S. securities that are denominated in non-U.S. currencies or in dollar-denominated securities of non-U.S. companies. The International Equity Fund may also invest in non-U.S. securities by purchasing depositary receipts, denominated in U.S. dollars, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing indirect ownership interests in the securities of non-U.S. companies, including New York Shares. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. companies, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. companies’ stock, the International Equity Fund avoids currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-SINTE-0310P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED MARCH 1, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2009,

AS SUPPLEMENTED DECEMBER 16, 2009 AND JANUARY 8, 2010

The first three sentences of the first paragraph of the section entitled “Investment Policies and Techniques—Cash Equivalents and Short-Term Investments” in the Statement of Additional Information are hereby replaced with the following:

Under normal market conditions, the Funds may hold up to 15% of their net assets in cash or cash equivalents, money market funds and short-term taxable fixed income securities. For temporary defensive purposes or during periods of high cash inflows or outflows, the Funds may invest up to 100% of their net assets in such holdings. The Funds may only invest in short-term taxable fixed income securities with a maturity of one year or less and whose issuers have a long-term rating of at least A or higher by S&P, Moody’s or Fitch.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-TW5-0310P